Capital Requirements (Details) (USD $)	0 Months Ended	12 Months Ended			48 Months Ended
	Nov. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Capital Requirements
Series A cumulative perpetual preferred shares, issued		0	216,000		0
Series A cumulative perpetual preferred shares, par value (in dollars per share)		$ 0.01	$ 0.01		$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)		$ 1,000	$ 1,000		$ 1,000
Series A cumulative perpetual preferred shares, aggregate liquidation value		$ 216,000,000			$ 216,000,000
Senior preferred stock, dividend rate for first five years (as a percent)		5.00%
Senior preferred stock, dividend rate thereafter (as a percent)		9.00%
Warrants to purchase entity's common stock (in shares)		1,326,238			1,326,238
Warrants, exercise price (in dollars per share)		$ 24.43			$ 24.43
Warrants, term		10 years
Dividend payable by subsidiaries, maximum		520,000,000
Senior Preferred Stock held by Treasury repurchased (in shares)	216,000
Redemption of senior preferred shares		216,000,000
Preferred stock dividends to the U.S. Treasury		$ 10,260,000	$ 10,800,000	$ 10,800,000	$ 41,520,139